Subsequent Event (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2017
Subsequent Event [Member]
Subsequent Event [Line Items]
Limit On Consolidated Indebtedness to Consolidated EBITDAX	4.25
Minimum Current Ratio	1.0
Debt Instrument, Repurchase Amount	$ 500
Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 1,200
Line of Credit Facility, Capacity Available for Specific Purpose Other than for Trade Purchases		$ 1,500
Revolving Credit Facility [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	1,500
Line of Credit Facility, Capacity Available for Specific Purpose Other than for Trade Purchases	$ 1,800
Debt Instrument, Subjective Acceleration Clause	subject to a springing maturity on October 15, 2021 if available liquidity minus outstanding 2022 notes is less than $500 million
Minimum | Subsequent Event [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Commitment Fee Percentage	0.375%
Maximum | Subsequent Event [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Commitment Fee Percentage	0.50%
Alternate Base Rate (ABR) [Member] | Minimum | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.25%
Alternate Base Rate (ABR) [Member] | Maximum | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.25%
London Interbank Offered Rate (LIBOR) [Member] | Minimum | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.25%
London Interbank Offered Rate (LIBOR) [Member] | Maximum | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.25%
7.500% Senior Notes due 2020
Subsequent Event [Line Items]
Debt instrument stated interest rate		7.50%	7.50%	7.50%
Debt Instrument Maturity Year		Aug. 01, 2020	Aug. 01, 2020
7.500% Senior Notes due 2020 | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Repurchase Amount	$ 329
6.000% Senior Notes due 2022
Subsequent Event [Line Items]
Debt instrument stated interest rate		6.00%	6.00%
Debt Instrument Maturity Year		Jan. 15, 2022	Jan. 15, 2022
6.000% Senior Notes due 2022 | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Repurchase Amount	171
8.250% Senior Notes due 2023
Subsequent Event [Line Items]
Debt instrument stated interest rate		8.25%	8.25%
Debt Instrument Maturity Year		Aug. 01, 2023	Aug. 01, 2023
San Juan Gallup [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Disposal Group, Including Discontinued Operation, Consideration	$ 540